Other assets and other liabilities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Right-of-use assets [Abstract]
Premises, equipment and right-of-use assets	SFr 7,650	SFr 7,730	SFr 7,832
Bank
Right-of-use assets [Abstract]
Premises, equipment and right-of-use assets	SFr 6,483		SFr 6,652